RESEARCH AND DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2020
Research and Development [Abstract]
Summary of research and development	Research and development costs for the years 2020, 2019 and 2018 consists of:

(in millions)	2020	2019	2018
Product related research and development	$420	$434	$376
Quality assurance	32	37	37
Research and development	$452	$471	$413